INCOME TAXES - Summary of deferred tax asset (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Current deferred tax assets:
Net operating loss carryforwards	$ (4,216)
Bargain purchase	(643)
RSU & stock option expense	993
Entertainment & other items	7
Total current deferred tax assets	(3,860)
Valuation allowance	3,860
Effective income tax rate